Investments (Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments [Abstract]
Securities Available-for-Sale, Due in one year or less, Cost	$ 2,287
Securities Available-for-Sale, Due after one year through five years, Cost	25,632
Securities Available-for-Sale, Due after five years through ten years, Cost	64,842
Securities Available-for-Sale, Due after ten years, Cost	357,275
Securities Available-for-Sale, Cost, Total	450,036
Securities Available-for-Sale, Due in one year or less, Estimated Fair Value	2,211
Securities Available-for-Sale, Due after one year through five years, Estimated Fair Value	17,632
Securities Available-for-Sale, Due after five years through ten years, Estimated Fair Value	71,162
Securities Available-for-Sale, Due after ten years, Estimated Fair Value	353,358
Securities Available-for-Sale, Estimated Fair Value, Total	444,363
Securities Held-to-Maturity, Due after ten years, Cost	75,169
Securities Held-to-Maturity, Cost, Total	75,169	$ 88,937
Securities Held-to-Maturity, Due after ten years, Estimated Fair Value	76,445
Securities held-to-maturity, Estimated Fair Value	$ 76,445	$ 90,810